UNITED STATES

























SECURITIES AND EXCHANGE COMMISSION

























WASHINGTON D.C. 20549

























FORM 13F

























FORM 13F COVER PAGE

























Report for the Calendar Year or Quarter Ended: December 31, 1999























Check here if Amendment [ ]; Amendment Number:
























This Amendment (Check only one.):
[ ] is a restatement.











[ ] adds new holdings entries.























Institutional Investment Manager Filing this Report:
























Name:
Foster Dykema Cabot & Co., Inc.










Address:
21 Milk Street - 3rd Floor











Boston, MA 02109-5408




































13F File Number:
0001037558





































The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.






































Person Signing this Report on Behalf of Reporting Manager:
























Name:
Philip T. Chaplin











Title:
Vice President











Phone:
617-423-3900
























Signature,
Place,
and Date of Signing:









Philip T. Chaplin
Boston, MA
February 7, 2002






















Report Type (Check only one.):

























[X] 13F HOLDINGS REPORT.

























[ ] 13F NOTICE.

























[ ] 13F COMBINATION REPORT.






































Report of Other Managers Reporting for this Manager:
0

FORM 13F SUMMARY PAGE

























Report Summary:

























Number of Other Included Managers:
0











Form 13F Information Table Entry Total:
81











dForm 13F Information Table Value Total:
122202











List of Other Included Managers:
None












FORM 13(f) INFORMATION TABLE



















Voting Authority











--------------------------






Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
Title of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Managers
Sole
Shared
None
----------------
---------------
------
--------
-------
----
-----
-------
--------
----
------
----
ALLTEL Corp
COM
020039103
314
3800
SH

Sole

3800


Abbott Laboratories
COM
002824100
822
22650
SH

Sole

22650


Allmerica Financial Corp
COM
019754100
512
9200
SH

Sole

9200


American Express
COM
025816109
5497
33065
SH

Sole

33065


American Home Products
COM
026609107
678
17262
SH

Sole

17262


American International Group
COM
026874107
6690
61871
SH

Sole

61871


Atlantic Richfield
COM
048825103
216
2500
SH

Sole

2500


Automatic Data Processing Inc
COM
053015103
761
14134
SH

Sole

14134


BP Amoco PLC
Sponsored ADR
055622104
374
6306
SH

Sole

6306


Bank of America Corporation
COM
060505104
234
4666
SH

Sole

4666


Bank One Corp
COM
06423A103
471
14710
SH

Sole

14710


Bellsouth Corp
COM
079860102
428
9148
SH

Sole

9148


Berkshire Hathaway Inc DEL
Class A
084670108
9986
178
SH

Sole

178


Berkshire Hathaway Inc DEL
Class B
084670207
5151
2815
SH

Sole

2815


Bristol-Myers Squibb Co
COM
110122108
1064
16584
SH

Sole

16584


Catellus Development Corp
COM
149111106
1408
109884
SH

Sole

109884


Cedar Fair L P
Depository Unit
150185106
3416
176309
SH

Sole

176309


Chevron Texaco Corp
COM
166751107
364
4207
SH

Sole

4207


Coca-Cola Co
COM
191216100
2513
43145
SH

Sole

43145


Cohen & Steers Total Return Fd
COM
19247R103
1283
120750
SH

Sole

120750


Colgate Palmolive Co
COM
194162103
566
8700
SH

Sole

8700


Cornerstone Strategic Return
COM
21923Y105
824
69416
SH

Sole

69416


Costco Wholesale Corp
COM
22160K105
5270
57752
SH

Sole

57752


Dayton Hudson
COM
239753106
220
3000
SH

Sole

3000


Disney Walt Co
COM DISNEY
254687106
754
25790
SH

Sole

25790


Dover Corp
COM
260003108
8197
180640
SH

Sole

180640


Du Pont E I De Nemours & Co
COM
263534109
351
5324
SH

Sole

5324


Emerson Electric Co
COM
291011104
596
10384
SH

Sole

10384


Equifax Inc
COM
294429105
794
33677
SH

Sole

33677


Exxon Mobil Corporation
COM
30231G102
2232
27703
SH

Sole

27703


Federal Home Ln Mtg Corp
COM
313400301
5168
109813
SH

Sole

109813


First Financial Fund Inc
COM
320228109
83
10800
SH

Sole

10800


Fleet Boston Financial Corp
COM
339030108
918
26366
SH

Sole

26366


Forrester Resh Inc
COM
346563109
1650
23950
SH

Sole

23950


GPU Inc
COM
36225X100
372
12500
SH

Sole

12500


GTE Corp
COM
362320103
345
4884
SH

Sole

4884


Gannett Co
COM
364730101
1069
13104
SH

Sole

13104


General Electric Co
COM
369604103
7319
47298
SH

Sole

47298


Genzyme Corp
COM
372917104
450
10000
SH

Sole

10000


Gillette Co
COM
375766102
3868
93908
SH

Sole

93908


Hewlett Packard Co
COM
428236103
351
3082
SH

Sole

3082


Homefed Corp
COM
43739D208
10
11564
SH

Sole

11564


Intel Corp
COM
458140100
657
7980
SH

Sole

7980


International Business Machs
COM
459200101
1197
11100
SH

Sole

11100


Johnson & Johnson
COM
478160104
3349
35914
SH

Sole

35914


Leucadia National Corp
COM
527288104
252
10900
SH

Sole

10900


Eli Lilly & Co
COM
532457108
452
6790
SH

Sole

6790


Lincoln Elec Hldgs Inc
COM
533900106
1675
81200
SH

Sole

81200


Loews Corp
COM
540424108
352
5800
SH

Sole

5800


Lucent Technologies
COM
549463107
793
10568
SH

Sole

10568


M & T Bank Corp
COM
55261F104
298
720
SH

Sole

720


Manpower Inc
COM
56418H100
3969
64400
SH

Sole

64400


McGraw Hill Companies
COM
580645109
403
6000
SH

Sole

6000


Merck & Co
COM
589331107
1369
13985
SH

Sole

13985


Minnesota Mng & Mfg Co
COM
604059105
335
9297
SH

Sole

9297


Montana Power Co
COM
612085100
665
8562
SH

Sole

8562


JP Morgan Chase & Co
COM
616880100
295
2000
SH

Sole

2000


Motorola
COM
620076109
60
1710
SH

Sole

1710


Pepsico Inc
COM
713448108
298
9195
SH

Sole

9195


Pfizer Inc
COM
717081103
666
13785
SH

Sole

13785


Pitney Bowes Inc
COM
724479100
1125
10267
SH

Sole

10267


Procter & Gamble Co
COM
742718109
1316
17990
SH

Sole

17990


Progressive Corp
COM
743315103
237
13247
SH

Sole

13247


RailTex
COM
750766107
452
25280
SH

Sole

25280


Royal Dutch Pete Co
NY REG GLD1.25
780257804
391
6448
SH

Sole

6448


SBC Communications Inc
COM
78387G103
586
12024
SH

Sole

12024


SPDR TR
UNIT SER 1
78462F103
519
3535
SH

Sole

3535


Sara Lee Corp
COM
803111103
359
16267
SH

Sole

16267


Schering-Plough Corp.
COM
806605101
273
6432
SH

Sole

6432


Schlumberger Ltd
COM
806857108
560
9974
SH

Sole

9974


Servicemaster Co
COM
81760N109
4440
360602
SH

Sole

360602


SmithKline Beecham PLC
ADR
832378301
328
5120
SH

Sole

5120


Sprint Corp
COM FON GROUP
852061100
512
7600
SH

Sole

7600


Telefonos de Mexico S A
SPON ADR ORD L
879403780
338
3000
SH

Sole

3000


Tenet Healthcare Corp
COM
88033G100
364
15500
SH

Sole

15500


Tyco Int'l Ltd New
COM
902124106
2680
68714
SH

Sole

68714


Vodafone Group PLC New
Sponsored ADR
92857W100
418
8440
SH

Sole

8440


Walmart Stores Inc
COM
931142103
1430
20686
SH

Sole

20686


Warner Lambert
COM
934488107
590
7200
SH

Sole

7200


Washington Post
Class B
939640108
222
400
SH

Sole

400


Wells Fargo & Co
COM
949746101
4388
108503
SH

Sole

108503













